ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Summary of purchase consideration and allocation of purchase consideration
A summary of the purchase consideration and allocation of the purchase consideration follow (in millions):

Final as of December 31, 2012
Purchase consideration:
Cash paid	$76.5

Fair value of liabilities assumed:
Postretirement medical cost obligations	49.2
Asset retirement obligations	19.4
Pension obligations	15.6
Deferred revenue	2.2
Accrued liabilities	1.6
Total fair value of liabilities assumed	88.0

Total purchase consideration	$164.5

Allocation of purchase consideration:

Inventories	$9.6
Land and mineral rights	65.5
Plant and equipment	89.4

Total	$164.5

Summary of pro forma information
The following unaudited pro forma information has been prepared for illustrative purposes only and assumes the acquisition occurred on January 1, 2011. The unaudited pro forma results have been prepared based on estimates and assumptions, which the Company believes are reasonable, however, they are not necessarily indicative of the consolidated results of operations had the acquisition occurred on January 1, 2011, or of future results of operations.

	Years Ended
	December 31, 2012	December 31, 2011
	(In thousands)
Total Revenues
As reported	$600,437	$501,713
Pro forma	$614,550	$645,595

Operating Income
As reported	$28,872	$10,626
Pro forma	$31,146	$13,275

Net income (loss) applicable to common shareholders
As reported	$(8,586)	$(34,460)
Pro forma	$(7,524)	$(46,260)

Net income (loss) per share applicable to common shareholders
As reported	$(0.61)	$(2.61)
Pro forma	$(0.54)	$(3.51)